Asset Retirement Obligations (Tables)	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Summary of changes in asset retirement obligations

Nine Months Ended
September 30, 2016
(in thousands)
Asset retirement obligations, beginning of period	$2,288
Liabilities assumed	66
Liabilities incurred	174
Liabilities settled	(9)
Accretion expense	129
Revision of estimated liabilities	32
Asset retirement obligations, end of period	$2,680